EMPLOYEE AND DIRECTOR INCENTIVE PLANS - Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of Stock Options
Granted (in shares)	1,819,000
Exercised (in shares)	0
Stock Options
Number of Stock Options
Beginning balance (in shares)	0
Granted (in shares)	574,000
Exercised (in shares)	0
Forfeited/expired (in shares)	23,000
Ending balance (in shares)	551,000
Weighted-Average Grant Date Fair Value
Beginning balance, Weighted average exercise price per share (in $ per share) | $ / shares	$ 0
Granted, Weighted average exercise price per share (in $ per share) | $ / shares	3.34
Exercised, Weighted average exercise price per share (in $ per share) | $ / shares	0
Forfeited/expired, Weighted average exercise price per share (in $ per share) | $ / shares	0
Ending balance, Weighted average exercise price per share (in $ per share) | $ / shares	$ 3.34
Weighted-Average Remaining Contractual Term (in Years)
Granted	5 years 10 months 24 days
Outstanding at December 31, 2020	5 years 10 months 24 days